[SIDE ONE OF STUFFER]

                                STAR PERFORMANCE
                                  FOR YOUR IRA

                                   * * * * *
----------
*Morningstar Rankings as of 12/31/96. For more information, including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. Past performance is no guarantee of future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares. Morningstar, a nationally recognized mutual fund rating service, awards ratings which reflect historical risk-adjusted performance. Five stars are awarded to funds in the top 10% of their category, four stars are awarded to funds in the next 22.5%, three stars are awarded to funds in the next 35%, two stars are awarded to funds in the next 22.5%, and one star is awarded to funds in the bottom 10%. The U.S. Real Estate Fund received 5 stars out of 2959 funds for 1 year and 1 star out of 1058 funds for 5 years,the U.S. Global Resources fund received 5 stars out of 2959 funds for 1 year, 2 stars out of 1058 funds for 5 years, and 1 star out of 598 funds for 10 years. The U.S. All American Equity Fund received 4 stars out of 2959 funds for 1 year, 3 stars out of 1058 funds for 5 years and 1 star out of 589 funds for 10 years. U.S. stands for
United Services.                                                           IRA97

--------------------------------------------------------------------------------
                            THREE PROVEN PERFORMERS
                          FOR YOUR RETIREMENT SAVINGS.
--------------------------------------------------------------------------------

[GRAPHIC:  U.S. GLOBAL INVESTORS, INC. LOGO ON RIGHT-SIDE]

***** U.S. Global Resources Fund-Gives you the opportunity to harness the rapid growth of emerging markets and to diversify internationally.

***** U.S. Real Estate Fund-Applies a sophisticated investment strategy to capitalize on opportunities in the real estate market.

 **** U.S. All American Equity Fund-Provides you an affordable and convenient way to invest in America's blue-chip companies.

       No minimum initial investment for IRA accounts.

--------------------------------------------------------------------------------
Transferring your IRA is easy. To learn more, call 1-800-557-2297, ext. 173 and speak with a retirement specialist.
--------------------------------------------------------------------------------